Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	NUVEEN STRATEGY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001017927
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2012
Prospectus Date	rr_ProspectusDate	Dec. 16, 2011
Supplement [Text Block]	nsfi1017927_SupplementTextBlock

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED MARCH 2, 2012

TO THE PROSPECTUS DATED DECEMBER 16, 2011

1.	In the section “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Principal Investment Strategies,” the table at the end of the section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	86%	55-100%
Fixed Income Funds	2%	0-45%
Absolute Return Funds	7%	0-20%
Other Securities*	5%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

2.	Previously, Nuveen Strategy Aggressive Growth Allocation Fund used the Dow Jones Moderately Aggressive U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	6.79%	2.51%	N/A	5.57%
Class B (return before taxes)	9/24/01	7.55%	2.80%	N/A	5.46%
Class C (return before taxes)	9/24/01	12.55%	2.98%	N/A	5.47%
Class R3 (return before taxes)	10/1/96	12.99%	3.50%	2.60%	N/A
Class R3 (return after taxes on distributions)		12.59%	3.15%	2.22%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.60%	2.89%	2.07%	N/A
Class I (return before taxes)	9/24/01	13.52%	4.00%	N/A	6.50%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		16.75%	4.60%	4.88%	8.25%
Dow Jones Moderately Aggressive U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		18.31%	4.39%	4.72%	7.22%
Lipper Flexible Portfolio Classification Average (reflects no deduction for taxes or certain expenses)		12.09%	3.91%	4.52%	6.24%

Supplement One [Text Block]	nsfi1017927_SupplementOneTextBlock

3.	In the section “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Principal Investment Strategies,” the table at the end of the section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	72%	45-90%
Fixed Income Funds	15%	0-55%
Absolute Return Funds	9%	0-20%
Other Securities*	4%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

4.	Previously, Nuveen Strategy Growth Allocation Fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderately Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.93%	2.88%	N/A	5.32%
Class B (return before taxes)	9/24/01	6.50%	3.13%	N/A	5.21%
Class C (return before taxes)	9/24/01	11.55%	3.31%	N/A	5.22%
Class R3 (return before taxes)	10/1/96	12.06%	3.83%	3.04%	N/A
Class R3 (return after taxes on distributions)		11.44%	3.05%	2.29%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.01%	3.01%	2.27%	N/A
Class I (return before taxes)	9/24/01	12.64%	4.35%	N/A	6.25%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		14.92%	5.13%	5.37%	8.11%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Growth Classification Average (reflects no deduction for taxes or certain expenses)		12.84%	3.37%	3.23%	5.33%

Supplement Two [Text Block]	nsfi1017927_SupplementTwoTextBlock

5.	In the section “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Principal Investment Strategies,” the table at the end of section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	59%	30-75%
Fixed Income Funds	31%	15-70%
Absolute Return Funds	7%	0-20%
Other Securities*	3%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

6.	Previously, Nuveen Strategy Balanced Allocation Fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderate Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.54%	3.17%	N/A	5.09%
Class B (return before taxes)	9/24/01	6.08%	3.45%	N/A	4.98%
Class C (return before taxes)	9/24/01	11.14%	3.63%	N/A	4.99%
Class R3 (return before taxes)	10/1/96	11.64%	4.13%	3.50%	N/A
Class R3 (return after taxes on distributions)		10.88%	3.00%	2.47%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		7.57%	3.07%	2.50%	N/A
Class I (return before taxes)	9/24/01	12.21%	4.65%	N/A	6.02%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)		12.33%	5.48%	5.68%	7.65%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Moderate Classification Average (reflects no deduction for taxes or certain expenses)		11.33%	3.73%	3.73%	5.32%

Supplement Three [Text Block]	nsfi1017927_SupplementThreeTextBlock

7.	In the section “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Principal Investment Strategies,” the table at the end of section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	31%	10-55%
Fixed Income Funds	58%	30-90%
Absolute Return Funds	10%	0-20%
Other Securities*	1%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

8.	Previously, Nuveen Strategy Conservative Allocation Fund used the Dow Jones Conservative U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderately Conservative Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	3.36%	3.69%	N/A	4.81%
Class B (return before taxes)	9/24/01	3.89%	3.96%	N/A	4.69%
Class C (return before taxes)	9/24/01	8.81%	4.12%	N/A	4.69%
Class R3 (return before taxes)	10/1/96	9.40%	4.65%	4.70%	N/A
Class R3 (return after taxes on distributions)		8.47%	3.24%	3.35%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		6.12%	3.27%	3.29%	N/A
Class I (return before taxes)	9/24/01	9.92%	5.17%	N/A	5.74%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses or taxes)		9.65%	5.43%	5.60%	6.84%
Dow Jones Conservative U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		8.72%	5.83%	5.90%	6.06%
Lipper Mixed-Asset Target Allocation Conservative Classification Average (reflects no deduction for taxes or certain expenses)		9.73%	4.07%	3.90%	4.68%

Nuveen Strategy Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi1017927_SupplementTextBlock

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED MARCH 2, 2012

TO THE PROSPECTUS DATED DECEMBER 16, 2011

1.	In the section “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Principal Investment Strategies,” the table at the end of the section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	86%	55-100%
Fixed Income Funds	2%	0-45%
Absolute Return Funds	7%	0-20%
Other Securities*	5%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

2.	Previously, Nuveen Strategy Aggressive Growth Allocation Fund used the Dow Jones Moderately Aggressive U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	6.79%	2.51%	N/A	5.57%
Class B (return before taxes)	9/24/01	7.55%	2.80%	N/A	5.46%
Class C (return before taxes)	9/24/01	12.55%	2.98%	N/A	5.47%
Class R3 (return before taxes)	10/1/96	12.99%	3.50%	2.60%	N/A
Class R3 (return after taxes on distributions)		12.59%	3.15%	2.22%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.60%	2.89%	2.07%	N/A
Class I (return before taxes)	9/24/01	13.52%	4.00%	N/A	6.50%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		16.75%	4.60%	4.88%	8.25%
Dow Jones Moderately Aggressive U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		18.31%	4.39%	4.72%	7.22%
Lipper Flexible Portfolio Classification Average (reflects no deduction for taxes or certain expenses)		12.09%	3.91%	4.52%	6.24%

Nuveen Strategy Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement One [Text Block]	nsfi1017927_SupplementOneTextBlock

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED MARCH 2, 2012

TO THE PROSPECTUS DATED DECEMBER 16, 2011

3.	In the section “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Principal Investment Strategies,” the table at the end of the section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	72%	45-90%
Fixed Income Funds	15%	0-55%
Absolute Return Funds	9%	0-20%
Other Securities*	4%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

4.	Previously, Nuveen Strategy Growth Allocation Fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderately Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.93%	2.88%	N/A	5.32%
Class B (return before taxes)	9/24/01	6.50%	3.13%	N/A	5.21%
Class C (return before taxes)	9/24/01	11.55%	3.31%	N/A	5.22%
Class R3 (return before taxes)	10/1/96	12.06%	3.83%	3.04%	N/A
Class R3 (return after taxes on distributions)		11.44%	3.05%	2.29%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.01%	3.01%	2.27%	N/A
Class I (return before taxes)	9/24/01	12.64%	4.35%	N/A	6.25%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		14.92%	5.13%	5.37%	8.11%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Growth Classification Average (reflects no deduction for taxes or certain expenses)		12.84%	3.37%	3.23%	5.33%

Nuveen Strategy Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Two [Text Block]	nsfi1017927_SupplementTwoTextBlock

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED MARCH 2, 2012

TO THE PROSPECTUS DATED DECEMBER 16, 2011

5.	In the section “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Principal Investment Strategies,” the table at the end of section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	59%	30-75%
Fixed Income Funds	31%	15-70%
Absolute Return Funds	7%	0-20%
Other Securities*	3%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

6.	Previously, Nuveen Strategy Balanced Allocation Fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderate Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.54%	3.17%	N/A	5.09%
Class B (return before taxes)	9/24/01	6.08%	3.45%	N/A	4.98%
Class C (return before taxes)	9/24/01	11.14%	3.63%	N/A	4.99%
Class R3 (return before taxes)	10/1/96	11.64%	4.13%	3.50%	N/A
Class R3 (return after taxes on distributions)		10.88%	3.00%	2.47%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		7.57%	3.07%	2.50%	N/A
Class I (return before taxes)	9/24/01	12.21%	4.65%	N/A	6.02%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)		12.33%	5.48%	5.68%	7.65%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Moderate Classification Average (reflects no deduction for taxes or certain expenses)		11.33%	3.73%	3.73%	5.32%

Nuveen Strategy Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Three [Text Block]	nsfi1017927_SupplementThreeTextBlock

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED MARCH 2, 2012

TO THE PROSPECTUS DATED DECEMBER 16, 2011

7.	In the section “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Principal Investment Strategies,” the table at the end of section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	31%	10-55%
Fixed Income Funds	58%	30-90%
Absolute Return Funds	10%	0-20%
Other Securities*	1%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

8.	Previously, Nuveen Strategy Conservative Allocation Fund used the Dow Jones Conservative U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderately Conservative Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	3.36%	3.69%	N/A	4.81%
Class B (return before taxes)	9/24/01	3.89%	3.96%	N/A	4.69%
Class C (return before taxes)	9/24/01	8.81%	4.12%	N/A	4.69%
Class R3 (return before taxes)	10/1/96	9.40%	4.65%	4.70%	N/A
Class R3 (return after taxes on distributions)		8.47%	3.24%	3.35%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		6.12%	3.27%	3.29%	N/A
Class I (return before taxes)	9/24/01	9.92%	5.17%	N/A	5.74%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses or taxes)		9.65%	5.43%	5.60%	6.84%
Dow Jones Conservative U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		8.72%	5.83%	5.90%	6.06%
Lipper Mixed-Asset Target Allocation Conservative Classification Average (reflects no deduction for taxes or certain expenses)		9.73%	4.07%	3.90%	4.68%